ASSETS/LIABILITIES FROM INSURANCE AND REINSURANCE CONTRACTS - Assets and Liabilities Related to Insurance Contracts (Detail) - ARS ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Disclosure of types of insurance contracts [line items]
Insurance Contract Assets	$ 18,941,639	$ 19,798,609
Insurance contract liabilities	(179,418,333)	(213,072,128)
Reinsurance Contract Assets	49,138,564	57,684,449
Reinsurance contract liabilities	(918,578)	(4,361,482)
Insurance contracts
Disclosure of types of insurance contracts [line items]
Insurance Contract Assets	18,941,639	19,798,609
Insurance contract liabilities	(179,418,333)	(213,072,128)
Liabilities for remaining coverage	36,799,499	39,949,609
Liabilities for incurred claims	(197,276,193)	(233,223,128)
Insurance contracts | Estimates of the present value of cash flows
Disclosure of types of insurance contracts [line items]
Liabilities for remaining coverage	(4,475,824)	(3,699,921)
Liabilities for incurred claims	(193,646,997)	(229,691,117)
Insurance contracts | Risk adjustment
Disclosure of types of insurance contracts [line items]
Liabilities for remaining coverage	(192,180)	(175,337)
Liabilities for incurred claims	(3,629,196)	(3,532,011)
Insurance contracts | Cost service margin
Disclosure of types of insurance contracts [line items]
Liabilities for remaining coverage	(1,715,715)	(2,574,959)
Insurance contracts | Premium reserve - Simplified Model
Disclosure of types of insurance contracts [line items]
Liabilities for remaining coverage	43,183,218	46,399,826
Reinsurance contracts
Disclosure of types of insurance contracts [line items]
Liabilities for remaining coverage	16,783,190	8,709,131
Liabilities for incurred claims	(31,436,796)	(44,613,836)
Reinsurance Contract Assets	49,138,564	57,684,449
Reinsurance contract liabilities	(918,578)	(4,361,482)
Reinsurance contracts | Estimates of the present value of cash flows
Disclosure of types of insurance contracts [line items]
Liabilities for incurred claims	(31,204,235)	(44,480,361)
Reinsurance contracts | Risk adjustment
Disclosure of types of insurance contracts [line items]
Liabilities for incurred claims	(232,561)	(133,475)
Reinsurance contracts | Premium reserve - Simplified Model
Disclosure of types of insurance contracts [line items]
Liabilities for remaining coverage	$ 16,783,190	$ 8,709,131